Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio
(formerly Global Atlantic Franklin Dividend and Income Managed Risk Portfolio)
Portfolio of Investments (Unaudited)

September 30, 2025

	Shares/ Principal	Fair Value
Common Stocks - 71.2%
Aerospace & Defense - 2.9%
General Dynamics Corp.	5,908	$2,014,628
RTX Corp.	16,063	2,687,822
		4,702,450
Banks - 2.3%
JPMorgan Chase & Co.	11,584	3,653,941
Beverages - 0.9%
PepsiCo, Inc.	9,973	1,400,608
Biotechnology - 1.2%
AbbVie, Inc.	8,615	1,994,717
Building Products - 2.1%
Carlisle Cos., Inc.	3,775	1,241,824
Johnson Controls International PLC	19,007	2,089,820
		3,331,644
Capital Markets - 5.3%
Ares Management Corp., Class A	8,511	1,360,824
Charles Schwab Corp. (The)	22,939	2,189,986
Morgan Stanley	16,664	2,648,909
Nasdaq, Inc.	26,722	2,363,561
		8,563,280
Chemicals - 4.3%
Air Products and Chemicals, Inc.	4,679	1,276,057
Ecolab, Inc.	5,424	1,485,416
Linde PLC	6,972	3,311,700
Sherwin-Williams Co. (The)	2,623	908,240
		6,981,413
Commercial Services & Supplies - 1.1%
Cintas Corp.	8,368	1,717,616
Consumer Discretionary Services - 0.0%†
24 Hour Fitness Worldwide, Inc. *	4,301	43
Consumer Staples Distribution & Retail - 2.7%
Casey's General Stores, Inc.	2,045	1,156,080
Walmart, Inc.	30,719	3,165,900
		4,321,980
Electric Utilities - 0.7%
NextEra Energy, Inc.	14,926	1,126,764
Electrical Equipment - 1.4%
nVent Electric PLC	22,057	2,175,702
Financial Services - 2.3%
Visa, Inc., Class A	10,773	3,677,687
Food Products - 0.5%
McCormick & Co., Inc.	11,273	754,276
Health Care Equipment & Supplies - 4.8%
Abbott Laboratories	18,467	2,473,470
Becton Dickinson & Co.	5,855	1,095,880
STERIS PLC	4,392	1,086,756
Stryker Corp.	8,053	2,976,953
		7,633,059

	Shares/ Principal	Fair Value
Hotels, Restaurants & Leisure - 1.4%
McDonald's Corp.	7,471	$2,270,362
Household Durables - 0.5%
DR Horton, Inc.	4,674	792,103
Household Products - 1.6%
Colgate-Palmolive Co.	9,113	728,493
Procter & Gamble Co. (The)	12,117	1,861,777
		2,590,270
Industrial Conglomerates - 1.1%
Honeywell International, Inc.	8,583	1,806,722
Insurance - 1.1%
Erie Indemnity Co., Class A	2,494	793,491
Marsh & McLennan Cos., Inc.	4,939	995,357
		1,788,848
IT Services - 1.2%
Accenture PLC, Class A	8,128	2,004,365
Life Sciences Tools & Services - 1.2%
Danaher Corp.	5,115	1,014,100
West Pharmaceutical Services, Inc.	3,505	919,467
		1,933,567
Machinery - 0.9%
Parker-Hannifin Corp.	1,828	1,385,898
Oil, Gas & Consumable Fuels - 1.9%
Chevron Corp.	9,070	1,408,480
EOG Resources, Inc.	6,004	673,168
Exxon Mobil Corp.	8,826	995,132
		3,076,780
Pharmaceuticals - 2.5%
Eli Lilly & Co.	2,519	1,921,997
Johnson & Johnson	11,584	2,147,905
		4,069,902
Semiconductors & Semiconductor Equipment - 7.7%
Analog Devices, Inc.	9,210	2,262,897
Applied Materials, Inc.	5,546	1,135,488
Broadcom, Inc.	18,701	6,169,647
Texas Instruments, Inc.	15,174	2,787,919
		12,355,951
Software - 11.0%
Microsoft Corp.	21,051	10,903,365
Oracle Corp.	15,195	4,273,442
Roper Technologies, Inc.	5,174	2,580,222
		17,757,029
Specialty Retail - 2.7%
Lowe's Cos., Inc.	8,232	2,068,784
Ross Stores, Inc.	10,969	1,671,566
Tractor Supply Co.	10,963	623,466
		4,363,816

Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio
(formerly Global Atlantic Franklin Dividend and Income Managed Risk Portfolio)
Portfolio of Investments (Unaudited) (Continued)

September 30, 2025

	Shares/ Principal	Fair Value
Technology Hardware, Storage & Peripherals - 2.6%
Apple, Inc.	16,119	$4,104,381
Textiles, Apparel & Luxury Goods - 0.3%
NIKE, Inc., Class B	7,385	514,956
Trading Companies & Distributors - 1.0%
WW Grainger, Inc.	1,625	1,548,560
Total Common Stocks
(Cost - $48,986,394)		114,398,690
Corporate Bonds and Notes - 10.6%
Advertising - 0.0%†
Clear Channel Outdoor Holdings, Inc., 7.88%, 4/1/30(a)	50,000	52,500
Aerospace & Defense - 0.2%
Boeing Co. (The)
5.15%, 5/1/30	$150,000	154,048
6.88%, 3/15/39	50,000	56,623
3.65%, 3/1/47	100,000	73,091
Howmet Aerospace, Inc., 4.85%, 10/15/31	50,000	51,317
TransDigm, Inc.
6.00%, 1/15/33(a)	5,000	5,055
6.75%, 1/31/34(a)	25,000	25,848
		365,982
Agriculture - 0.2%
BAT Capital Corp., 4.63%, 3/22/33	35,000	34,640
Philip Morris International, Inc., 5.38%, 2/15/33	200,000	208,782
		243,422
Airlines - 0.0%†
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.50%, 10/20/25(a)	25,000	24,991
United Airlines Class B Pass-Through Trust, 4.88%, 1/15/26	14,038	14,035
		39,026
Apparel - 0.0%†
PVH Corp., 5.50%, 6/13/30	10,000	10,189
Tapestry, Inc., 5.50%, 3/11/35	35,000	35,730
		45,919
Auto Manufacturers - 0.1%
Hyundai Capital America
5.35%, 3/19/29(a)	50,000	51,362
5.40%, 6/23/32(a)	100,000	102,955
		154,317
Banks - 2.3%
ABN AMRO Bank NV, 6.34%, (US 1 Year CMT T-Note + 1.65%), 9/18/27(a),(b)	200,000	203,905
Banco Santander SA, 2.75%, 12/3/30	200,000	181,552

	Shares/ Principal	Fair Value
Banks (continued)
Bank of America Corp.
2.59%, (SOFR + 2.15%), 4/29/31(b)	$100,000	$92,689
1.92%, (SOFR + 1.37%), 10/24/31(b)	200,000	177,698
5.47%, (SOFR + 1.65%), 1/23/35(b)	150,000	156,592
3.85%, (US 5 Year CMT T-Note + 2.00%), 3/8/37(b)	28,000	26,156
Citigroup, Inc.
2.57%, (SOFR + 2.11%), 6/3/31(b)	100,000	92,024
3.06%, (SOFR + 1.35%), 1/25/33(b)	200,000	182,260
Danske Bank A/S, 5.71%, (US 1 Year CMT T-Note + 1.40%), 3/1/30(a),(b)	200,000	208,123
Deutsche Bank AG/New York NY, 5.37%, 9/9/27	150,000	153,759
Goldman Sachs Group, Inc. (The)
1.99%, (SOFR + 1.09%), 1/27/32(b)	300,000	264,763
2.38%, (SOFR + 1.25%), 7/21/32(b)	200,000	178,536
JPMorgan Chase & Co.
4.49%, (3 Month Term SOFR + 3.79%), 3/24/31(b)	400,000	403,859
5.34%, (SOFR + 1.62%), 1/23/35(b)	50,000	51,895
5.58%, (SOFR + 1.64%), 7/23/36(b)	30,000	31,076
Mizuho Financial Group, Inc., 5.78%, (US 1 Year CMT T-Note + 1.65%), 7/6/29(b)	200,000	208,450
Morgan Stanley
2.24%, (SOFR + 1.18%), 7/21/32(b)	500,000	441,795
5.95%, (US 5 Year CMT T-Note + 2.43%), 1/19/38(b)	10,000	10,480
Societe Generale SA, 1.79%, (US 1 Year CMT T-Note + 1.00%), 6/9/27(a),(b)	200,000	196,397
Truist Financial Corp.
7.16%, (SOFR + 2.45%), 10/30/29(b)	50,000	54,167
5.44%, (SOFR + 1.62%), 1/24/30(b)	100,000	103,500
Wells Fargo & Co.
5.20%, (SOFR + 1.50%), 1/23/30(b)	100,000	103,037
5.50%, (SOFR + 1.78%), 1/23/35(b)	100,000	104,285
		3,626,998
Biotechnology - 0.4%
Amgen, Inc., 5.25%, 3/2/33	100,000	103,613
Biogen, Inc., 2.25%, 5/1/30	100,000	91,225
CSL Finance PLC, 4.25%, 4/27/32(a)	150,000	147,845
Royalty Pharma PLC, 2.15%, 9/2/31	300,000	261,343
		604,026
Building Materials - 0.1%
JH North America Holdings, Inc., 5.88%, 1/31/31(a)	25,000	25,356

Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio
(formerly Global Atlantic Franklin Dividend and Income Managed Risk Portfolio)
Portfolio of Investments (Unaudited) (Continued)

September 30, 2025

	Shares/ Principal	Fair Value
Building Materials (continued)
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC, 6.75%, 4/1/32(a)	$100,000	$102,708
Quikrete Holdings, Inc., 6.75%, 3/1/33(a)	50,000	51,959
		180,023
Chemicals - 0.1%
Qnity Electronics, Inc.
5.75%, 8/15/32(a)	10,000	10,078
6.25%, 8/15/33(a)	5,000	5,106
Rain Carbon, Inc., 12.25%, 9/1/29(a)	50,000	53,543
		68,727
Commercial Services - 0.2%
Ashtead Capital, Inc., 5.80%, 4/15/34(a)	200,000	209,565
EquipmentShare.com, Inc., 9.00%, 5/15/28(a)	50,000	52,910
		262,475
Computers - 0.1%
CACI International, Inc., 6.38%, 6/15/33(a)	25,000	25,800
Hewlett Packard Enterprise Co., 4.85%, 10/15/31	100,000	101,066
McAfee Corp., 7.38%, 2/15/30(a)	75,000	69,569
		196,435
Cosmetics/Personal Care - 0.1%
Kenvue, Inc., 4.85%, 5/22/32	100,000	101,450
Diversified Financial Services - 0.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.40%, 10/29/33	150,000	134,799
Avolon Holdings Funding Ltd.
4.90%, 10/10/30(a)	65,000	65,375
4.95%, 10/15/32(a)	100,000	98,804
Freedom Mortgage Holdings LLC, 8.38%, 4/1/32(a)	25,000	26,204
Jane Street Group / JSG Finance, Inc., 6.13%, 11/1/32(a)	50,000	50,678
		375,860
Electric - 1.5%
American Electric Power Co., Inc.
5.80%, (US 5 Year CMT T-Note + 2.13%), 3/15/56(b)	35,000	34,913
6.05%, (US 5 Year CMT T-Note + 1.94%), 3/15/56(b)	10,000	10,010
California Buyer Ltd. / Atlantica Sustainable Infrastructure PLC, 6.38%, 2/15/32(a)	150,000	153,735
Constellation Energy Generation LLC
5.80%, 3/1/33	200,000	213,682

	Shares/ Principal	Fair Value
Electric (continued)
6.13%, 1/15/34	$50,000	$54,422
Dominion Energy, Inc., 3.38%, 4/1/30	100,000	96,072
Duke Energy Carolinas LLC, 6.10%, 6/1/37	100,000	107,455
EDP Finance BV, 1.71%, 1/24/28(a)	200,000	188,724
Electricite de France SA, 5.70%, 5/23/28(a)	200,000	206,935
Enel Finance International NV, 3.50%, 4/6/28(a)	200,000	196,380
Exelon Corp., 4.05%, 4/15/30	200,000	197,877
NextEra Energy Capital Holdings, Inc.
2.25%, 6/1/30	100,000	91,296
2.44%, 1/15/32	100,000	88,356
5.30%, 3/15/32	65,000	67,517
Pacific Gas and Electric Co., 3.25%, 6/1/31	150,000	137,993
Southern Co. (The), 3.70%, 4/30/30	50,000	48,743
Virginia Electric and Power Co., 5.00%, 4/1/33	100,000	101,815
Vistra Operations Co. LLC, 4.30%, 7/15/29(a)	300,000	297,766
Xcel Energy, Inc., 5.45%, 8/15/33	150,000	155,157
		2,448,848
Electrical Components & Equipments - 0.0%†
WESCO Distribution, Inc., 6.63%, 3/15/32(a)	50,000	51,961
Electronics - 0.1%
Flex Ltd., 5.25%, 1/15/32	100,000	102,544
Engineering & Construction - 0.0%†
Weekley Homes LLC / Weekley Finance Corp., 4.88%, 9/15/28(a)	50,000	48,953
Entertainment - 0.1%
Caesars Entertainment, Inc., 4.63%, 10/15/29(a)	65,000	62,166
Rivers Enterprise Lender LLC / Rivers Enterprise Lender Corp., 6.25%, 10/15/30(a)	5,000	5,041
		67,207
Food - 0.2%
JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl, 3.63%, 1/15/32	200,000	186,532
Mars, Inc., 5.20%, 3/1/35(a)	140,000	143,102
		329,634
Gas - 0.1%
Southern Co. Gas Capital Corp., 5.15%, 9/15/32	100,000	102,637

Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio
(formerly Global Atlantic Franklin Dividend and Income Managed Risk Portfolio)
Portfolio of Investments (Unaudited) (Continued)

September 30, 2025

	Shares/ Principal	Fair Value
Healthcare-Products - 0.1%
Baxter International, Inc., 2.54%, 2/1/32	$200,000	$175,358
Healthcare-Services - 0.5%
Centene Corp., 3.00%, 10/15/30	100,000	89,379
DaVita, Inc., 4.63%, 6/1/30(a)	100,000	95,785
Icon Investments Six DAC, 6.00%, 5/8/34	200,000	209,946
IQVIA, Inc.
6.25%, 2/1/29	100,000	105,274
6.25%, 6/1/32(a)	100,000	102,853
Kaiser Foundation Hospitals, 3.27%, 11/1/49	140,000	99,095
UnitedHealth Group, Inc., 5.15%, 7/15/34	100,000	102,625
		804,957
Housewares - 0.0%†
Newell Brands, Inc., 8.50%, 6/1/28(a)	50,000	52,877
Insurance - 0.5%
Arthur J Gallagher & Co., 5.00%, 2/15/32	50,000	51,026
Athene Global Funding
5.03%, 7/17/30(a)	50,000	50,810
5.54%, 8/22/35(a)	50,000	50,677
Brown & Brown, Inc.
2.38%, 3/15/31	100,000	88,997
5.25%, 6/23/32	15,000	15,382
5.55%, 6/23/35	30,000	30,864
Corebridge Financial, Inc., 6.05%, 9/15/33	150,000	160,070
F&G Annuities & Life, Inc., 6.50%, 6/4/29	50,000	52,141
Metropolitan Life Global Funding I, 4.30%, 8/25/29(a)	150,000	150,562
RGA Global Funding, 5.50%, 1/11/31(a)	100,000	104,351
Sammons Financial Group, Inc., 6.88%, 4/15/34(a)	100,000	110,153
		865,033
Internet - 0.1%
Cogent Communications Group LLC / Cogent Finance, Inc., 6.50%, 7/1/32(a)	50,000	48,575
Meta Platforms, Inc., 4.95%, 5/15/33	50,000	51,742
Snap, Inc., 6.88%, 3/1/33(a)	10,000	10,221
		110,538
Leisure Time - 0.1%
Carnival Corp., 5.75%, 3/15/30(a)	100,000	102,108
NCL Corp. Ltd., 6.25%, 9/15/33(a)	10,000	10,056
Royal Caribbean Cruises Ltd., 5.38%, 1/15/36	15,000	15,092

	Shares/ Principal	Fair Value
Leisure Time (continued)
Viking Cruises Ltd., 5.88%, 10/15/33(a)	$15,000	$15,015
		142,271
Machinery-Diversified - 0.0%†
Esab Corp., 6.25%, 4/15/29(a)	50,000	51,377
Media - 0.5%
Charter Communications Operating LLC / Charter Communications Operating Capital
2.80%, 4/1/31	200,000	180,662
4.40%, 4/1/33	100,000	94,886
Comcast Corp., 4.80%, 5/15/33	100,000	101,034
Fox Corp., 3.50%, 4/8/30	125,000	121,113
Gray Media, Inc., 7.25%, 8/15/33(a)	20,000	19,811
Paramount Global, 4.20%, 5/19/32	100,000	93,158
Sinclair Television Group, Inc., 8.13%, 2/15/33(a)	50,000	51,424
Time Warner Cable LLC, 6.75%, 6/15/39	100,000	104,599
		766,687
Mining - 0.1%
Novelis Corp., 6.38%, 8/15/33(a)	30,000	30,349
Rio Tinto Finance USA PLC, 5.00%, 3/14/32	150,000	154,218
		184,567
Miscellaneous Manufacturing - 0.0%†
Carlisle Cos., Inc., 5.25%, 9/15/35	15,000	15,189
Oil & Gas - 0.4%
Aker BP ASA, 4.00%, 1/15/31(a)	200,000	192,749
Canadian Natural Resources Ltd., 2.95%, 7/15/30	100,000	93,714
Hess Corp., 7.13%, 3/15/33	200,000	232,114
TotalEnergies Capital SA, 4.72%, 9/10/34	100,000	100,676
Viper Energy Partners LLC, 5.70%, 8/1/35	34,000	34,685
		653,938
Oil & Gas Services - 0.0%†
Kodiak Gas Services LLC
6.50%, 10/1/33(a)	15,000	15,271
6.75%, 10/1/35(a)	10,000	10,271
Weatherford International Ltd., 6.75%, 10/15/33(a)	15,000	15,012
		40,554
Packaging & Containers - 0.1%
Amcor Flexibles North America, Inc., 2.63%, 6/19/30	50,000	46,139
Toucan Finco Ltd./Toucan Finco Can, Inc./Toucan Finco US LLC, 9.50%, 5/15/30(a)	150,000	147,459
		193,598

Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio
(formerly Global Atlantic Franklin Dividend and Income Managed Risk Portfolio)
Portfolio of Investments (Unaudited) (Continued)

September 30, 2025

	Shares/ Principal	Fair Value
Pharmaceuticals - 0.3%
Bayer US Finance II LLC, 4.38%, 12/15/28(a)	$100,000	$99,660
CVS Health Corp.
5.30%, 6/1/33	100,000	102,377
4.78%, 3/25/38	100,000	93,741
Pfizer Investment Enterprises Pte Ltd., 4.75%, 5/19/33	100,000	101,018
		396,796
Pipelines - 0.6%
Cheniere Energy, Inc., 5.65%, 4/15/34	50,000	51,515
Eastern Energy Gas Holdings LLC, 5.80%, 1/15/35	140,000	147,310
Energy Transfer LP
4.95%, 5/15/28	100,000	101,668
5.55%, 5/15/34	100,000	102,608
Hess Midstream Operations LP, 6.50%, 6/1/29(a)	50,000	51,569
Kinetik Holdings LP, 6.63%, 12/15/28(a)	100,000	102,646
MPLX LP, 5.40%, 4/1/35	150,000	151,228
TransCanada PipeLines Ltd., 4.25%, 5/15/28	100,000	100,050
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 5/15/30	100,000	95,372
Venture Global Plaquemines LNG LLC
7.50%, 5/1/33(a)	25,000	27,625
7.75%, 5/1/35(a)	25,000	28,218
Williams Cos., Inc. (The), 3.50%, 11/15/30	50,000	47,793
		1,007,602
REITS - 0.5%
Alexandria Real Estate Equities, Inc., 1.88%, 2/1/33	100,000	82,144
American Tower Corp.
1.88%, 10/15/30	100,000	88,441
5.35%, 3/15/35	150,000	154,099
Essex Portfolio LP, 5.38%, 4/1/35	50,000	51,615
Iron Mountain, Inc., 7.00%, 2/15/29(a)	100,000	103,039
Millrose Properties, Inc., 6.38%, 8/1/30(a)	75,000	76,274
MPT Operating Partnership LP / MPT Finance Corp., 3.50%, 3/15/31	25,000	18,381
Prologis Targeted US Logistics Fund LP, 5.25%, 4/1/29(a)	100,000	103,227
RHP Hotel Properties LP / Rhp Finance Corp., 6.50%, 6/15/33(a)	25,000	25,748
RHP Hotel Properties LP / RHP Finance Corp., 6.50%, 4/1/32(a)	50,000	51,408
VICI Properties LP, 5.13%, 11/15/31	100,000	101,498
		855,874

	Shares/ Principal	Fair Value
Retail - 0.1%
FirstCash, Inc., 6.88%, 3/1/32(a)	$100,000	$103,358
Semiconductors - 0.1%
Foundry JV Holdco LLC, 6.25%, 1/25/35(a)	200,000	214,083
Software - 0.2%
Fiserv, Inc., 2.65%, 6/1/30	150,000	138,910
Oracle Corp.
2.88%, 3/25/31	100,000	91,838
4.80%, 9/26/32	25,000	25,020
Synopsys, Inc., 5.00%, 4/1/32	100,000	102,197
		357,965
Telecommunications - 0.4%
AT&T, Inc., 2.55%, 12/1/33	250,000	212,883
Motorola Solutions, Inc., 2.75%, 5/24/31	100,000	91,317
T-Mobile USA, Inc., 3.88%, 4/15/30	200,000	196,127
Verizon Communications, Inc., 2.36%, 3/15/32	150,000	131,562
		631,889
Total Corporate Bonds and Notes
(Cost - $17,071,269)		17,093,455
Agency Mortgage Backed Securities - 7.8%
Federal Home Loan Mortgage Corporation - 2.4%
Freddie Mac Pool
2.00%, 3/1/51	524,586	426,794
2.50%, 10/1/51	474,595	402,255
3.00%, 2/1/52	625,819	553,385
2.00%, 3/1/52	591,625	477,982
2.00%, 4/1/52	701,720	566,275
2.50%, 5/1/52	560,769	473,246
4.00%, 8/1/52	652,797	616,204
4.50%, 8/1/52	348,904	338,690
		3,854,831
Federal National Mortgage Association - 3.3%
Fannie Mae or Freddie Mac
6.00%, 10/1/54(c)	630,000	643,585
2.00%, 10/1/55(c)	280,000	225,684
3.50%, 10/1/55(c)	120,000	109,669
4.00%, 10/1/55(c)	320,000	301,650
5.00%, 10/1/55(c)	1,260,000	1,249,959
5.50%, 10/1/55(c)	1,580,000	1,593,578
Fannie Mae Pool
3.00%, 11/1/48	194,692	175,644
3.00%, 1/1/52	443,666	391,752
2.50%, 4/1/52	193,646	163,639
3.50%, 12/1/52	459,261	421,382
		5,276,542

Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio
(formerly Global Atlantic Franklin Dividend and Income Managed Risk Portfolio)
Portfolio of Investments (Unaudited) (Continued)

September 30, 2025

	Shares/ Principal	Fair Value
Government National Mortgage Association - 2.1%
Ginnie Mae
0.05%, 10/20/55(c)	$360,000	$349,144
2.00%, 10/20/55(c)	120,000	99,281
2.50%, 10/20/55(c)	290,000	249,627
3.50%, 10/20/55(c)	540,000	492,581
5.50%, 10/20/55(c)	640,000	644,700
6.00%, 10/20/55(c)	1,070,000	1,088,223
Ginnie Mae II Pool
2.00%, 7/20/52	226,312	187,410
2.50%, 7/20/52	237,497	204,718
		3,315,684
Total Agency Mortgage Backed Securities
(Cost - $12,676,666)		12,447,057
Asset Backed and Commercial Backed Securities - 4.4%
Ares LXV CLO Ltd., 5.28%, (3 Month Term SOFR + 1.12%), 7/25/34 (a),(b)	250,000	250,574
Bank5, 5.63%, 11/15/58 (d)	24,000	24,794
Basswood Park CLO Ltd., 5.05%, (3 Month Term SOFR + 1.03%), 4/20/34 (a),(b)	250,000	250,177
Benchmark Mortgage Trust, 1.51%, 9/15/58 (d)	418,000	27,120
BMO Mortgage Trust, 5.94%, 12/15/57 (d)	40,000	41,627
BRAVO Residential Funding Trust, 3.50%, 10/25/44 (a),(d)	31,276	30,005
BX Commercial Mortgage Trust, 5.21%, (1 Month Term SOFR + 1.06%), 9/15/36 (a),(b)	125,948	125,559
BX Mortgage Trust, 5.16%, (1 Month Term SOFR + 1.01%), 10/15/36 (a),(b)	130,000	129,591
BX Trust, 5.64%, (1 Month Term SOFR + 1.49%), 4/15/37 (a),(b)	111,397	111,432
Carlyle Global Market Strategies CLO Ltd.
0.01%, (3 Month Term SOFR + 0.92%), 7/20/32(a),(b)	$250,000	250,000
5.55%, (3 Month Term SOFR + 1.22%), 7/20/32(a),(b)	138,223	138,223
5.42%, (3 Month Term SOFR + 1.09%), 4/20/34(a),(b)	250,000	250,247
CFCRE Commercial Mortgage Trust, 3.84%, 12/10/54	50,000	49,103

	Shares/ Principal	Fair Value
Asset Backed and Commercial Backed Securities (continued)
Chase Home Lending Mortgage Trust, 5.76%, (SOFR + 1.40%), 5/25/56 (a),(b)	$33,526	$33,608
CIFC Funding Ltd.
5.30%, (3 Month Term SOFR + 0.97%), 4/19/35(a),(b)	310,000	308,759
5.85%, (3 Month Term SOFR + 1.52%), 4/22/37(a),(b)	300,000	300,912
CIM Trust
4.00%, 8/25/48(a),(d)	13,989	13,386
4.00%, 2/25/49(a),(d)	6,177	6,032
Citigroup Commercial Mortgage Trust, 2.45%, 7/10/49	30,896	30,643
COLT Mortgage Loan Trust, 4.30%, 3/25/67 (a),(d)	67,014	66,766
COMM Mortgage Trust, 4.65%, 10/10/48 (d)	40,000	39,345
Connecticut Avenue Securities, 5.46%, (SOFR + 1.10%), 1/25/45 (a),(b)	25,075	25,098
Connecticut Avenue Securities Trust
5.36%, (SOFR + 1.00%), 2/25/45(a),(b)	21,375	21,386
5.81%, (SOFR + 1.45%), 3/25/45(a),(b)	29,697	29,865
5.36%, (SOFR + 1.00%), 5/25/45(a),(b)	26,693	26,731
CSAIL 2015-C3 Commercial Mortgage Trust, 3.72%, 8/15/48	593	588
Elevation CLO Ltd., 5.25%, (3 Month Term SOFR + 0.92%), 10/20/31 (a),(b)	117,296	117,233
Eleven Madison Trust Mortgage Trust, 3.67%, 9/10/35 (a),(d)	250,000	247,772
Fannie Mae Connecticut Avenue Secuirties
7.27%, (SOFR + 2.91%), 2/25/30(b)	22,403	23,035
7.02%, (SOFR + 2.66%), 12/25/30(b)	17,666	18,173
Fannie Mae REMICS
5.31%, (SOFR + 0.95%), 11/25/54(b)	155,068	153,807
5.31%, (SOFR + 0.95%), 11/25/54(b)	124,432	123,543
5.46%, (SOFR + 1.10%), 12/25/54(b)	185,185	184,071
5.36%, (SOFR + 1.00%), 1/25/55(b)	190,812	189,036
FirstKey Homes Trust, 1.27%, 10/19/37 (a)	125,666	125,080

Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio
(formerly Global Atlantic Franklin Dividend and Income Managed Risk Portfolio)
Portfolio of Investments (Unaudited) (Continued)

September 30, 2025

	Shares/ Principal	Fair Value
Asset Backed and Commercial Backed Securities (continued)
Freddie Mac REMICS, 5.48%, (SOFR + 1.12%), 8/25/54 (b)	$116,571	$115,921
Freddie Mac STACR REMIC Trust
5.31%, (SOFR + 0.95%), 1/25/45(a),(b)	35,113	35,141
5.46%, (SOFR + 1.10%), 5/25/45(a),(b)	31,450	31,498
Goldentree Loan Management US Clo 11 Ltd., 5.41%, (3 Month Term SOFR + 1.08%), 10/20/34 (a),(b)	250,000	249,886
GS Mortgage Securities Trust
4.00%, 7/10/46(a),(d)	28,202	27,905
3.05%, 5/10/49	30,000	29,796
Home Partners of America Trust
2.30%, 12/17/26(a)	201,494	195,910
2.65%, 1/17/41(a)	71,915	66,979
HomesTrust, 5.92%, 7/25/69 (a),(e)	84,803	85,425
Invesco CLO Ltd., 5.25%, (3 Month Term SOFR + 1.10%), 7/15/34 (a),(b)	250,000	250,251
JP Morgan Mortgage Trust
2.50%, 6/25/52(a),(d)	81,257	73,614
6.09%, (SOFR + 1.70%), 3/20/54(a),(b)	13,475	13,524
JPMBB Commercial Mortgage Securities Trust, 3.58%, 3/17/49	70,000	69,737
Marble Point CLO XV Ltd., 5.36%, (3 Month Term SOFR + 1.04%), 7/23/32 (a),(b)	218,629	218,216
Mill City Mortgage Loan Trust, 3.50%, 4/25/66 (a),(d)	48,161	47,424
Morgan Stanley Bank of America Merrill Lynch Trust
4.07%, 12/15/47	24,000	23,867
3.99%, 12/15/49(d)	24,000	23,056
Neuberger Berman Loan Advisers CLO Ltd., 5.41%, (3 Month Term SOFR + 1.09%), 4/25/36 (a),(b)	250,000	250,111
New Economy Assets Phase 1 Sponsor LLC, 1.91%, 10/20/61 (a)	260,000	216,545
Northwoods Capital 25 Ltd., 4.86%, (3 Month Term SOFR + 1.12%), 7/20/34 (a),(b)	250,000	250,054
OBX Trust, 6.13%, 12/25/63 (a),(e)	63,979	64,512
Provident Funding Mortgage Trust, 3.00%, 12/25/49 (a),(d)	19,253	16,752
PSMC Trust, 2.50%, 8/25/51 (a),(d)	147,777	133,323

	Shares/ Principal	Fair Value
Asset Backed and Commercial Backed Securities (continued)
Venture 41 CLO Ltd., 5.55%, (3 Month Term SOFR + 1.13%), 1/20/34 (a),(b)	$250,000	$250,141
Verus Securitization Trust, 6.22%, 6/25/69 (a),(e)	72,101	73,766
Wells Fargo Commercial Mortgage Trust
3.70%, 11/15/48	9,608	9,589
4.26%, 12/15/48	115,000	113,853
4.85%, 1/15/59(d)	19,000	18,633
WFRBS Commercial Mortgage Trust, 4.44%, 10/15/57 (d)	33,000	31,942
Zais CLO Ltd., 5.54%, (3 Month Term SOFR + 1.32%), 10/25/37 (a),(b)	250,000	250,025
Total Asset Backed and Commercial Backed Securities
(Cost - $7,083,083)		7,000,717
U.S. Treasury Securities and Agency Bonds - 2.7%
Federal Farm Credit Banks Funding Corp., 2.10%, 2/25/36	140,000	111,435
U.S. Treasury Bond
1.13%, 5/15/40	115,000	73,187
1.13%, 8/15/40	120,000	75,619
1.75%, 8/15/41	200,000	135,601
2.50%, 5/15/46(f)	885,000	621,678
2.25%, 8/15/46	390,000	259,944
3.13%, 5/15/48	100,000	77,039
3.00%, 8/15/48	225,000	169,014
2.88%, 5/15/49	573,000	417,618
2.25%, 8/15/49	425,000	271,004
1.25%, 5/15/50	880,000	431,166
2.38%, 5/15/51	534,000	343,408
1.88%, 11/15/51	866,000	489,493
3.63%, 5/15/53	390,000	321,811
4.25%, 8/15/54	110,000	101,462
4.75%, 8/15/55	175,000	175,465
U.S. Treasury Note, 2.88%, 5/15/28	310,000	304,248
Total U.S. Treasury Securities and Agency Bonds
(Cost - $5,050,351)		4,379,192
Mutual Funds - 0.8%
Debt Funds - 0.8%
Franklin Floating Rate Daily Access Fund (Cost - $1,348,401)	179,309	1,351,987
Municipal Bonds - 0.3%
Golden State Tobacco Securitization Corp., 3.85%, 6/1/50	185,000	168,559

Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio
(formerly Global Atlantic Franklin Dividend and Income Managed Risk Portfolio)
Portfolio of Investments (Unaudited) (Continued)

September 30, 2025

	Shares/ Principal	Fair Value
Municipal Bonds (continued)
Greenville City School District, 3.54%, 1/1/51	$110,000	$84,782
San Bernardino Community College District
2.69%, 8/1/41	250,000	190,309
2.86%, 8/1/49	150,000	101,023
Total Municipal Bonds
(Cost - $689,211)		544,673
Short-Term Investments - 6.8%
Money Market Funds - 6.8%
Dreyfus Government Cash Management, 4.04%(g)	5,391,546	5,391,546
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 4.04%(g)	5,551,108	5,551,108

Fair Value
Total Short-Term Investments (Cost - $10,942,654)	$10,942,654
Total Investments - 104.6%
(Cost - $103,848,029)	168,158,425
Other Assets Less Liabilities - Net (4.6)%	(7,391,803)
Total Net Assets - 100.0%	$160,766,622

*	Non-income producing security.
†	Represents less than 0.05%.
(a)	144A - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of September 30, 2025, these securities amounted to $11,305,458 or 7.0% of net assets.
(b)	Variable rate or fixed to variable rate security. The rate shown is the rate in effect at period end.
(c)	When-issued, or delayed delivery. All or a portion may be subject to dollar-roll transactions.
(d)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
(e)	Step coupon.
(f)	A portion of this investment, valued at $213,433, is held as collateral for derivative investments.
(g)	The rate shown is the annualized seven-day yield at period end.

CLO	-	Collateralized Loan Obligation
CMT	-	Treasury Constant Maturity Rate
PLC	-	Public Limited Company
REMIC	-	Real Estate Mortgage Investment Conduit
SOFR	-	Secured Overnight Financing Rate

Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio
(formerly Global Atlantic Franklin Dividend and Income Managed Risk Portfolio)
Portfolio of Investments (Unaudited) (Continued)

September 30, 2025

Futures Contracts
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Long Futures Contracts
U.S. 10 Year Ultra Future	J. P. Morgan Securities LLC	4	12/19/2025	$460,312	$(1,571)
U.S. 2 Year Note Future	J. P. Morgan Securities LLC	25	12/31/2025	5,209,961	(3,683)

					(5,254)
Short Futures Contracts
U.S. 5 Year Note Future	J. P. Morgan Securities LLC	13	12/31/2025	1,419,539	3,555
TOTAL NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS					$(1,699)

Interest Rate Swaptions Purchased
Counterparty	Description*	Floating Rate Index	Exercise Rate	Expiration Date	Notional Amount	Fair Value	Premiums Paid	Unrealized Appreciation (Depreciation)
J. P. Morgan Securities LLC	CDX.NA.HY.44 STRIKE 106.5 PAYER SWAPTION		Receives 106.5%	11/19/25	2,100,000	$7,372	$24,570	$(17,198)
J. P. Morgan Securities LLC	CDX.NA.HY.44 STRIKE 106.5 PAYER SWAPTION		Receives 106.5%	11/19/25	1,500,000	5,265	16,807	(11,542)
TOTAL FAIR VALUE, PREMIUMS PAID AND NET UNREALIZED DEPRECIATION ON INTEREST RATE SWAPTIONS PURCHASED						$12,637	$41,377	$(28,740)

*	The Fund may receive or pay a variable rate.

Interest Rate Swaptions Written
Counterparty	Description*	Floating Rate Index	Exercise Rate	Expiration Date	Notional Amount	Fair Value	Premiums Received	Unrealized Appreciation (Depreciation)
J. P. Morgan Securities LLC	CDX.NA.HY.44 STRIKE 104.5 PAYER SWAPTION		Receives 104.5%	11/19/25	2,100,000	$(3,080)	$(13,650)	$10,570
J. P. Morgan Securities LLC	CDX.NA.HY.44 STRIKE 104.5 PAYER SWAPTION		Receives 104.5%	11/19/25	1,500,000	(2,200)	(8,955)	6,755
TOTAL FAIR VALUE, PREMIUMS RECEIVED AND NET UNREALIZED APPRECIATION ON INTEREST RATE SWAPTIONS WRITTEN						$(5,280)	$(22,605)	$17,325

Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio
(formerly Global Atlantic Franklin Dividend and Income Managed Risk Portfolio)
Portfolio of Investments (Unaudited) (Continued)

September 30, 2025

*	The Fund may receive or pay a variable rate.

Interest Rate Swaps
Counterparty	Payment Frequency	Fund Receives	Fund Pays	Expiration Date	Notional Amount	Fair Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank NA	Annually	SOFR	1.924%	08/12/27	500,000	$15,043	$41	$15,002
TOTAL FAIR VALUE, PREMIUMS PAID (RECEIVED) AND NET UNREALIZED APPRECIATION ON INTEREST RATE SWAPS						$15,043	$41	$15,002

Total Return Swaps	Expiration Date	Rate (%)	Notional Amount	Unrealized Appreciation (Depreciation)
TRSWAP: TBOND DEUTSCHE BANK AG TRS PAY UNITED STATES T RCV +4.1732% 12/12/25_R	12/12/25	4.17%	(604,086)	$10,726
Total Net Unrealized Appreciation/(Depreciation) on Total Return Swaps				10,726

Credit Default Swaps
Counterparty	Reference Obligation/ Index	Payment Frequency	Buy/Sell Protection	Fixed Rate Received	Fixed Rate Paid	Credit Rating*	Expiration Date	Notional Amount**	Fair Value	Premiums Paid (Received)	Unrealized Appreciation(Depreciation)
Citibank NA	TRS On FI Credit Bond	Quarterly	Sell	4.50%	–	NR	12/12/25	$600,000	$(3,525)	$–	$(3,525)
Citibank NA	Carnival Corp.	Quarterly	Buy	1.00%	–	BB+	06/21/27	75,000	726	(4,673)	5,399
Citibank NA	CDX.NA.HY.44	Quarterly	Buy	5.00%	–	NR	06/20/30	170,000	13,790	9,996	3,794
Citibank NA	CDX.NA.HY.43	Quarterly	Buy	1.00%	–	NR	12/20/30	580,000	(12,533)	(12,768)	235
Citibank NA	CDX.NA.HY.44	Quarterly	Sell	1.00%	–	NR	12/20/30	700,000	(16,127)	(16,014)	(113)
TOTAL FAIR VALUE PREMIUM PAID (RECEIVED) AND NET UNREALIZED APPRECIATION ON CREDIT DEFAULT SWAPS									$(17,669)	$(23,459)	$5,790

*	Credit ratings for the underlying securities in the credit default swaps are assigned based on the higher ratings of either Moody's or S&P. If both are unrated, then Fitch is used.
**	The maximum potential amount the Portfolio may pay should a negative credit event take place as defined under the terms of the agreement.

NR	-	Not Rated